Organization and Nature of Operations (Details) $ in Thousands					12 Months Ended
	Dec. 01, 2015	Nov. 30, 2015	May 12, 2010	May 12, 2000	Dec. 31, 2018 USD ($) entity	Dec. 31, 2018 CNY (¥) entity company	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets						¥ 10,491,261,000	¥ 9,729,718,000
Total liabilities						9,892,724,000	8,897,521,000
Net Revenues					$ 9,767,501	67,156,453,000	54,102,019,000	¥ 38,178,844,000
Net income					942,101	6,477,417,000	10,849,137,000	11,792,863,000
Net cash provided by/(used in) operating activities					1,951,260	13,415,877,000	11,889,238,000	15,488,266,000
Net cash (used in)/provided by investing activities					(1,973,604)	(13,569,515,000)	(12,855,270,000)	(11,861,393,000)
Net cash (used in)/provided by financing activities					$ 230,880	1,587,419,000	(1,302,728,000)	(2,250,507,000)
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves						0
Registered capital of VIEs						562,200,000	536,200,000
Non-distributable statutory reserves of the consolidated VIEs						¥ 32,100,000	27,200,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity					0	0
Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Net Revenues						¥ 43,323,784,000	40,584,251,000	31,043,737,000
Net income						224,220,000	357,163,000	448,771,000
Net cash provided by/(used in) operating activities						402,754,000	(124,670,000)	1,736,702,000
Net cash (used in)/provided by investing activities						(720,675,000)	122,286,000	(270,733,000)
Net cash (used in)/provided by financing activities						¥ 229,862,000	¥ 4,000,000	¥ (57,000,000)
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee									2
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years
StormNet IT HK and StormNet IT SH Joint Venture
Principle subsidiaries and variable interest entities
Number of companies in joint venture | company						2
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years
NetEase Advertising | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years